Other assets	12 Months Ended
Dec. 31, 2023
Other Assets
Other assets

9	Other assets

As of December 31, 2023, the Company has R$176,251 (December 31, 2022: R$243,501) accounted for as Other assets as follow:

	2023	2022

Indemnification assets (i)	81,855	145,300
Advances	39,890	30,626
Judicial deposits	14,187	12,693
Prepaid expenses	15,820	18,441
Other FIES receivables	8,674	26,440
Dividends	1,668	-
Deferred tax assets	3,233	-
Other assets	10,924	10,001
	176,251	243,501
Current	58,905	51,745
Non-current	117,346	191,756

(i)	Under the terms of the Share Purchase and Sale Agreements (“Agreements”) between the Company and the selling shareholders of subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions. As disclosed in Note 23(b), Unigranrio has entered into a tax amnesty program in August 2023 for settling a tax proceeding, which resulted in the write-off of R$20,000 of indemnification assets. The remaining variance is due to the expiration of the related contingent liabilities recognized at business combinations, mostly due to R$ 28,500 related to tax matters.